Cover	Sep. 17, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2024
Entity File Number	001-12555
Entity Registrant Name	Protagenic Therapeutics, Inc.\new
Entity Central Index Key	0001022899
Entity Tax Identification Number	06-1390025
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	149 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	994-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Protagenic Therapeutics, Inc. Common Stock
Title of 12(b) Security	Protagenic Therapeutics, Inc. Common Stock
Trading Symbol	PTIX
Security Exchange Name	NASDAQ
Protagenic Therapeutics, Inc. Common Stock Warrants
Title of 12(b) Security	Protagenic Therapeutics, Inc. Common Stock Warrants
Trading Symbol	PTIXW
Security Exchange Name	NASDAQ